EQUITY METHOD INVESTMENTS (Details)								1 Months Ended		12 Months Ended
	Mar. 25, 2015	Mar. 25, 2015 shares	Mar. 25, 2015 USD ($)	Mar. 25, 2015 Rate	Apr. 09, 2014 USD ($) shares	Nov. 28, 2013 USD ($) shares	Oct. 02, 2013 USD ($)	Jun. 30, 2015	Oct. 31, 2013 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Schedule of Equity Method Investments [Line Items]
Share of results from associated company and gain on equity interest										$ 2,727,000	$ 16,064,000	$ 8,783,000
Dividends received from Avance Gas										$ 4,101,000	$ 7,052,000	$ 0
Shares issued | shares										0	0	237,405,000
Equity method investment, gain (loss) on dilution of ownership					$ 5,900,000
Net proceeds from sale of shares in associated company										$ 0	$ 57,140,000	$ 0
Gain (loss) on sale of equity investments										$ 0	$ 16,850,000	$ 0
Avance Gas [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage							37.50%			0.00%	11.62%	22.89%
Share of results from associated company and gain on equity interest										$ 2,700,000	$ 10,100,000	$ 2,000,000
Dividends received from Avance Gas										$ 4,100,000	$ 7,100,000	$ 0
Payments to acquire investment							$ 70,700,000
Equity method investment, consideration transferred, debt							33,400,000
Percentage of capital stock, dividend declaration									12.50%
Equity method investment, shareholder threshold forcing conversion | shares									12,500
Number of shares held by existing shareholders to qualify for stock dividend	60.74			60.74				124.55
Dividends, cash			$ 10,000						$ 1,400,000
Dividends, stock			$ 56,500,000						$ 22,100,000
Stock dividends, shares | shares		4,100,000
Equity method investment, share conversion ratio	0.0165	0.0165	0.0165	0.0165					0.0080
Shares, outstanding | shares										112,715	4,100,990	6,955,975
Equity method investment, shares sold | shares					2,854,985
Net proceeds from sale of shares in associated company					$ 57,100,000
Gain (loss) on sale of equity investments					$ 16,900,000
Avance Gas [Member] | Debt Shareholder Loan [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, consideration transferred, debt							23,400,000
Avance Gas [Member] | Equity Shareholder Loan [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, consideration transferred, debt							$ 10,000,000
Avance Gas [Member] | Private Placement [Member]
Schedule of Equity Method Investments [Line Items]
Shares issued | shares						5,882,352
Proceeds from issuance of private placement						$ 100,000,000
Equity method investment, gain (loss) on dilution of ownership						$ 6,500,000
Avance Gas [Member] | IPO [Member]
Schedule of Equity Method Investments [Line Items]
Shares issued | shares					4,894,262
Equity method investment, gain (loss) on dilution of ownership					$ 5,900,000